Related Party Transactions (Details)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Mar. 15, 2021 shares
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares) | shares		8,625,000
Total purchase price		$ 25,000
Closing price per share (in Dollars per share) | $ / shares	$ 12.00			$ 12.00
Days of consecutive common stock price (in days)	20			20
Trading period (in days)	30			30
Initial business combination days	150 days			150 days
Maximum borrowing capacity	$ 600,000	$ 600,000
Office space, administrative and support fees	$ 10,000			$ 10,000
Admin support fee expense			$ 30,000	$ 60,000
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Price per warrant (in Dollars per share) | $ / shares	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Warrant [Member] | Unsecured Debt [Member]
Related Party Transactions (Details) [Line Items]
Maximum borrowing capacity	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares) | shares	30,000,000				34,500,000
IPO [Member] | Loans Payable [Member]
Related Party Transactions (Details) [Line Items]
Maximum borrowing capacity	$ 600,000	$ 600,000	$ 600,000	$ 600,000